Financial risk management - Credit risk (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Risk management
Customer financing related loan commitments undrawn	€ 21	€ 180
Credit risk
Risk management
Total of accounts receivable and loans due from customers	€ 7,084	€ 7,124
Credit risk | Country one
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	17.60%	24.00%
Credit risk | Country two
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	9.30%	9.60%
Credit risk | Country three
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	8.40%	8.60%
Credit risk | China
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	17.60%	24.00%
Credit risk | Customer one
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	5.60%	10.50%
Credit risk | Customer two
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	5.50%	5.10%
Credit risk | Customer three
Risk management
Accounts receivable and loans due from customers and other third parties ( as a percent)	3.20%	4.60%